Founder Preferred Shares Dividend Reserve (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of reserves within equity [line items]
Disclosure of classes of share capital

Share based compensation reserve
€m
Balance as of January 1, 2018	2.9
Non-Executive Director restricted share awards charge	0.9
Directors and Senior Management share awards charge	12.1
Vesting of Non-Executive Director restricted shares	(0.8)
Vesting of LTIP Share awards	(3.3)
Reclassification of awards for settlement of tax liabilities	(2.4)
Balance as of December 31, 2018	9.4

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2018	493.4
Settlement of dividend through share issue	(120.8)
Balance as of December 31, 2018	372.6